Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 14, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000787441
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 14, 2012
Prospectus Date	rr_ProspectusDate	Feb 28, 2012

MainStay Common Stock Fund (Prospectus Summary): | MainStay Common Stock Fund
MainStay Common Stock Fund

THE MAINSTAY GROUP OF FUNDS

MainStay Common Stock Fund

Supplement dated December 14, 2012 (“Supplement”) to the Summary Prospectus, Prospectus

and Statement of Additional Information, each dated February 28, 2012, as supplemented

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information for MainStay Common Stock Fund (the “Fund”), a series of The MainStay Funds (the “Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Investment Process Changes

The Investment Process section of the Summary Prospectus and Prospectus is changed to read as follows:

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Fund's exposure to risk by diversifying the Fund's portfolio over a large number of securities.

In unusual market conditions, the Fund may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
MainStay Common Stock Fund (Prospectus Summary): | MainStay Common Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Common Stock Fund
Supplement Text	ck0000787441_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay Common Stock Fund

Supplement dated December 14, 2012 (“Supplement”) to the Summary Prospectus, Prospectus

and Statement of Additional Information, each dated February 28, 2012, as supplemented

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information for MainStay Common Stock Fund (the “Fund”), a series of The MainStay Funds (the “Trust”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Investment Process Changes

The Investment Process section of the Summary Prospectus and Prospectus is changed to read as follows:

Investment Process: Madison Square Investors LLC, the Fund's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Fund's exposure to risk by diversifying the Fund's portfolio over a large number of securities.

In unusual market conditions, the Fund may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Supplement Closing	ck0000787441_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MainStay Common Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOAX
MainStay Common Stock Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPBX
MainStay Common Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGOCX
MainStay Common Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSOIX
MainStay Common Stock Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSORX
MainStay Common Stock Fund | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSSX